Note 4 - Property and equipment (Detail) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net	1,344,872	2,197,579
Property, Plant and Equipment, Gross	13,121,268	18,684,491
Property Not In Use [Member]
Property, Plant and Equipment, Net	0
Property, Plant and Equipment, Gross	5,574,219